Stock Option and Restricted Stock Plans	12 Months Ended
Dec. 31, 2012
Stock Option and Restricted Stock Plans [Abstract]
Stock Option and Restricted Stock Plans
Note 14:	Stock Option and Restricted Stock Plans

The Company’s Employee Share Option Plan (the “1996 Plan”), which was stockholder approved, permitted the grant of share options to its employees. During 2008, the Company’s stockholders authorized the adoption of the United Bancorp, Inc. 2008 Stock Incentive Plan (the “2008 Plan”). No more than 500,000 shares of the Company’s common stock may be issued under the 2008 Plan. The shares that may be issued may be authorized but unissued shares or treasury shares. The 2008 Plan permits the grant of incentive awards in the form of options, stock appreciation rights, restricted share and share unit awards, and performance share awards. The 2008 Plan contains annual limits on certain types of awards to individual participants. In any calendar year, no participant may be granted awards covering more than 25,000 shares.

The Company believes that such awards better align the interests of its employees with those of its stockholders. Stock options are generally granted with an exercise price, and restricted stock awards are valued, equal to the market price of the Company’s stock at the date of grant; stock option awards generally vest within 9.25 years of continuous service and have a 9.5 year contractual term. Restricted stock awards generally vest over a 9.5 year contractual term, or over the period to retirement, whichever is shorter. Restricted stock awards have no post-vesting restrictions. Stock options and restricted stock awards provide for accelerated vesting if there is a change in control (as defined in the Plans).

The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model. There were no stock options granted in 2012 and 2011.

A summary of option activity under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, beginning of year	53,714	$10.34
Granted	––	––
Exercised	––	––
Forfeited or expired	––	––

Outstanding, end of year	53,714	$10.34	2.2	$––

Exercisable, end of year	––	$––	––	$––

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value

Nonvested, beginning of year	170,000	$8.35
Granted	15,000	9.43
Vested	(10,000)	8.40
Forfeited	––	––
Nonvested, end of year	175,000	$8.44

Total compensation cost recognized in the income statement for share-based payment arrangements during the years ended December 31, 2012 and 2011 was $213,000 and $200,000, respectively. The recognized tax benefits related thereto were $72,000 and $68,000, for the years ended December 31, 2012 and 2011, respectively.

As of December 31, 2012 and 2011, there was $926,000 and $955,000, respectively, of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 6.2 years.